DEBT	3 Months Ended
Jan. 31, 2016
Notes to Financial Statements
Note 6 - DEBT

The Director and President of the Company has loaned the company operating funds from time to time. The balance as of January 31, 2016 of $4,066 is being carried as a loan payable. The loan is non-interest bearing, unsecured and due upon demand.